PRINCIPAL SUBSIDIARIES - SUMMARIZED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of summarized consolidated statement of comprehensive income [line items]
Operating revenues	¥ 2,360,193	¥ 1,930,911	¥ 2,020,375
Net income/(loss) for the year	70,418	59,444	43,798
Total comprehensive income/(loss)	66,042	65,777	43,935
Comprehensive income/(loss) attributable to non-controlling interests	18,279	12,053	12,146
Marketing Company [member]
Disclosure of summarized consolidated statement of comprehensive income [line items]
Operating revenues	1,221,530	1,050,294	1,103,934
Net income/(loss) for the year	27,520	26,461	23,684
Total comprehensive income/(loss)	26,986	27,385	24,391
Comprehensive income/(loss) attributable to non-controlling interests	9,033	9,028	7,755
Dividends paid to non-controlling interests	9,544	4,932	7,356
SIPL [member]
Disclosure of summarized consolidated statement of comprehensive income [line items]
Operating revenues	6,136	4,016	6,557
Net income/(loss) for the year	1,075	(4,604)	(222)
Total comprehensive income/(loss)	396	(2,481)	(4,257)
Comprehensive income/(loss) attributable to non-controlling interests	(38)	(3,279)	(1,218)
Shanghai Petrochemical [member]
Disclosure of summarized consolidated statement of comprehensive income [line items]
Operating revenues	91,962	77,843	80,748
Net income/(loss) for the year	6,154	5,981	3,310
Total comprehensive income/(loss)	6,153	6,000	3,310
Comprehensive income/(loss) attributable to non-controlling interests	3,052	2,964	1,655
Dividends paid to non-controlling interests	1,344	563	10
Fujian Petrochemical [member]
Disclosure of summarized consolidated statement of comprehensive income [line items]
Operating revenues	6,068	4,968	5,532
Net income/(loss) for the year	2,726	2,513	1,456
Total comprehensive income/(loss)	2,726	2,513	1,456
Comprehensive income/(loss) attributable to non-controlling interests	1,363	1,256	728
Dividends paid to non-controlling interests	625
Sinopec Kantons [member]
Disclosure of summarized consolidated statement of comprehensive income [line items]
Operating revenues	1,498	1,512	1,642
Net income/(loss) for the year	1,046	860	825
Total comprehensive income/(loss)	1,146	879	302
Comprehensive income/(loss) attributable to non-controlling interests	433	349	120
Dividends paid to non-controlling interests	70	51	40
Shanghai SECCO
Disclosure of summarized consolidated statement of comprehensive income [line items]
Operating revenues	5,222
Net income/(loss) for the year	726
Total comprehensive income/(loss)	726
Comprehensive income/(loss) attributable to non-controlling interests	235
Zhonghan Wuhan [member]
Disclosure of summarized consolidated statement of comprehensive income [line items]
Operating revenues	16,139	11,703	14,077
Net income/(loss) for the year	2,730	1,558	1,738
Total comprehensive income/(loss)	2,730	1,558	1,738
Comprehensive income/(loss) attributable to non-controlling interests	¥ 956	¥ 545	¥ 608